Partners' Capital (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Partners' Capital [Abstract]
Partners' Capital (Deficit)

13. PARTNERS’ CAPITAL

Management and Control: Our business and affairs are managed by Alta Mesa Holdings GP, LLC, our general partner (“General Partner”). With certain exceptions, the General Partner may not be removed except for the reasons of “cause,” which are defined in the Sixth Amended and Restated Agreement of Limited Partnership (the “Amended Partnership Agreement”). Our Amended Partnership Agreement currently provides for two classes of limited partners, Class A and Class B. Our limited partners include our General Partner, HMH and Riverstone.

On August 16, 2017, we entered into a Contribution Agreement (the “Contribution Agreement”) with Silver Run Acquisition Corporation II, a Delaware corporation (“SRII”), HMH, High Mesa Holdings GP, LLC, a Texas limited liability company, our General Partner and solely for certain provisions therein, the equity owners of HMH. Pursuant to the Contribution Agreement, SRII will acquire from HMH (i) all of its limited partner interest in us and (ii) 100% of the economic interests and 90% of the voting interests in our General Partner. In return, the HMH will receive: (i) 220,000,000 common units as adjusted of SRII Opco, LP, a Delaware limited partnership and wholly owned subsidiary of SRII; (ii) $400 million in cash, which shall be contributed to us; and (iii) up to $800 million in earn-out consideration in the form of common units of SRII Opco, LP (the “Earn-out Consideration”). The Earn-out Consideration will be paid as set forth below if the 20-day volume-weighted average price (“VWAP”) of the Class A Common Stock of SRII (the “Class A Common Stock”) equals or exceeds the following prices:

20-Day VWAP	Earn-Out Consideration
$14.00	10,714,285 Common Units
$16.00	9,375,000 Common Units
$18.00	13,888,889 Common Units
$20.00	12,500,000 Common Units

Additionally, HMH will purchase non-economic capital stock of SRII, dedicated as Class C Common Stock (“Class C Common Stock”). The common units of SRII Opco, LP and corresponding Class C Common Stock are redeemable for Class A Common Stock beginning 180 days after the closing.

The Contribution Agreement contains customary representations and warranties and pre-closing covenants, with the representations and warranties not survive the closing. Additionally, prior to closing, we have agreed to transfer to HMH all assets and liabilities related to the non-STACK assets. The closing of the Contribution Agreement is subject to (i) the approval of the SRII stockholders, (ii) the simultaneous closing of the contribution agreement by and among SRII, KFM Holdco, LLC, a Delaware limited liability company, Kingfisher Midstream, LLC, a Delaware limited liability company (“Kingfisher”) and the equity owners party thereto pursuant to which SRII will acquire 100% of the outstanding membership interests in Kingfisher, (iii) a SRII Opco, LP leverage ratio of less than 1.5x, (iv) certain regulatory approvals and (v) the satisfaction or waiver of other customary closing conditions. The Contribution Agreement also contains certain customary termination rights, including if the transaction is not consummated by February 28, 2018.

On August 16, 2017, our General Partner, HMH and Riverstone entered into the Amended Partnership Agreement. The Amended Partnership Agreement reflects, among other things, certain changes in our ownership, and provides for certain preemptive rights, tag-along rights, and drag-along rights for the limited partners. In connection with the Amended Partnership Agreement, our limited partners at the time transferred their interests in us to HMH. The Amended Partnership Agreement also reflects the admission of Riverstone and HMH to the Company as limited partners, and provides for certain distribution rights for the Class A and Class B Limited Partners (as defined therein) with respect to the STACK and non-STACK assets.

Riverstone was admitted as a limited partner in connection with its $200 million capital contribution to us on August 17, 2017, in exchange for limited partner interests in us with respect to the economic rights to the STACK assets. We used all of the capital contribution to pay down our credit facility.

On August 16, 2017, the owners of our General Partner entered into a Fifth Amended and Restated Limited Liability Company Agreement, which was amended to, among other things, show certain changes in the ownership of our General Partner and reflect that the holders of Class A Units (as defined therein) are entitled to 100% of the economic rights with respect to our General Partner and the holders of Class B Units (as defined therein) are entitled to 100% of the voting rights with respect to our General Partner.

Contribution, Distribution and Income Allocation: The Amended Partnership Agreement specifies the manner in which we will make cash distributions to our partners.

Distributions from Operations. Current distributions of Net Cash Flow and distributions upon the liquidation, sale, merger, consolidation, dissolution or winding up of the Company shall be made by the General Partner as described below. The General Partner shall have sole discretion to determine the timing of any distribution and the aggregate amounts available for such distribution and such distributions will be made:

•	With respect to distributions of Net Cash Flow attributable to the STACK Assets, one hundred percent (100%) to the Class A Partners Pro Rata. Notwithstanding the foregoing, to the extent the Company makes a payment under the Founder Notes, such payment shall be treated as an advance against and, thus, shall reduce the amount otherwise distributable to HMH or its permitted transferees under the Partnership Agreement.

•	With respect to distributions of Net Cash Flow attributable to the Non-STACK Assets, one hundred percent (100%) to the Class B Partners Pro Rata.

Net cash flow means all cash flow, receipts and revenues generated by the Company minus amounts necessary for (i) operating expenses (as defined in the Amended Partnership Agreement), (ii) a reserve fund for future operating expenses, (iii) debt service of the Company, or (iv) any other expenses of the Company. STACK assets means (a) interests in each of Alta Mesa Finance Services Corp., a Delaware corporation, Oklahoma Energy Acquisitions, LP, a Texas limited partnership, and Alta Mesa Services, LP, a Texas limited partnership, (b) all assets held by each of the foregoing as of the date hereof and (c) all oil and gas properties acquired by the Company or any of its subsidiaries after the date hereof in any of Kingfisher, Garfield, Major, Blaine, Logan, Canadian, Dewey, Woodward and Oklahoma counties, in each case, in the State of Oklahoma.

On December 31, 2016, High Mesa purchased from BCE and contributed interest in 24 producing wells drilled under the joint development agreement to us. High Mesa’s equity contribution was recorded at the fair value of the wells contributed of approximately $65.7 million and included contributed cash of $11.3 million, of which $7.9 million was collected during the first quarter of 2017. There were no contributions during the first nine months of 2016.

NOTE 16 – PARTNERS’ CAPITAL (DEFICIT)

Our partnership agreement provides for two classes of limited partners. Class A partners include our founder and other parties. Our sole Class B partner is High Mesa.

On March 25, 2014, High Mesa completed a $350 million recapitalization with an investment from Highbridge Principal Strategies LLC (“Highbridge”). Proceeds from the investment were used in part to purchase the investment of Denham Capital Management LP in High Mesa. Our board of directors includes one member nominated by Highbridge, five members nominated by the Class A partners and two members nominated by Bayou City.

Management and Control: Our business and affairs are managed by Alta Mesa Holdings GP, LLC, our general partner (“General Partner”). With certain exceptions, the General Partner may not be removed except for reasons of “cause,” which are defined in the partnership agreement. The Class B partner has certain approval rights, generally over capital plans and significant transactions in the areas of finance, acquisition, and divestiture.

On August 31, 2016, our Class B partner completed the sale of preferred stock to BCE-MESA Holdings LLC (“BCE-MESA”), a fund managed by Bayou City. In connection with the sale of preferred stock, our General Partner, Class B partner, and all of our Class A partners entered into a Fourth Amended and Restated Limited Partnership Agreement (the “Amended Partnership Agreement”). The Amended Partnership Agreement provides, among other things, for certain drag-along rights, including the mandatory contribution to the Class B partner by the Class A partners of their remaining Class A units upon an initial public offering.

In addition, on August 31, 2016, the owners of our General Partner entered into a Third Amended and Restated Limited Liability Company Agreement, which was amended to provide that the number of members of the board of managers of our General Partner be increased to match the number of members of the board of directors of our Class B partner. William W. McMullen, the founder and managing partner of Bayou City, was appointed to the board of managers of our General Partner.

On September 30, 2016, our Class B partner completed an additional sale of preferred stock to Bayou City. In connection with this investment, Mark Stoner, as a nominee of Bayou City, was appointed to the board of managers of our General Partner.

Contribution, Distribution, and Income Allocation: All distributions under the Amended Partnership Agreement shall first be made to holders of Class B units, until certain provisions are met. After such provisions are met, distributions shall then be made to holders of Class A and Class B units pursuant to the distribution formulas set forth in the Amended Partnership Agreement.

The Class B partner may require the General Partner to make distributions; however, any distribution must be permitted under the terms of our credit facility and our senior notes.

Distribution of net cash flow from a Liquidity Event (as defined below) is distributed to the Class A and Class B partners according to a variable formula as defined in the Amended Partnership Agreement. A “Liquidity Event” is defined as the first to occur, in one or a series of related transactions, of (i) a disposition of all or substantially of the assets of High Mesa and its subsidiaries to a person that is not an affiliate of High Mesa, (ii) a disposition of all the equity securities of High Mesa, or (iii) the consummation of a public offering of the common equity securities of High Mesa or any of its subsidiaries that hold all of substantially all of High Mesa’s assets on a consolidated basis, and if the public offering is of a subsidiary of High Mesa, the subsequent distribution of the public company equity securities or proceeds obtained in the public offering to the holders of equity securities of High Mesa. The Class B partner can, without consent of any other partners, request that the General Partner take action to cause us, or our assets, to be sold to one or more third parties.

In connection with the final sale of preferred stock to Bayou City, our Class B partner contributed $300 million from the Bayou City investment to us. We used a portion of the contribution to repay all amounts outstanding under the term loan facility of $127.7 million, which includes accrued interest and a $2.5 million prepayment premium for repaying all amounts owed under the term loan facility prior to maturity date. The remaining funds are available to be used for general corporate purposes.

As described in Notes 4 and 9, High Mesa purchased from BCE and contributed interests in 24 producing wells drilled under the joint development agreement to us on December 31, 2016. High Mesa’s equity contribution was recorded at the contribution date fair value of the wells contributed of approximately $65.7 million and included contributed cash of $11.3 million, of which $7.9 million was collected subsequent to year end.

During 2015, our partnership agreement was amended and restated, pursuant to which our Class B partner contributed $20 million to us, which we used to pay down amounts owed under the credit facility.

We made no distributions for the year ended December 31, 2016. For the year ended December 31, 2015, we made distributions of approximately $3.8 million to our Class B partner. For the year ended December 31, 2014, we made distributions of approximately $0.5 million to our founder as discussed in Note 9 and the partners’ share of taxes related to the sale of AME as discussed in Note 4.